FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT	FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT
24.1 Financial risk management objectives and policies
Based on the Group's activities and as a result of holding financial instruments, the group is exposed to various financial risks. The main types of risks are market risk, credit risk and liquidity risk.
The Group’s financial assets and liabilities by category are summarized in Note 10.
The Group’s risk management is coordinated at its headquarters, in close cooperation with the Board of Directors, and focuses on actively securing the Group’s short to medium-term cash flows by minimizing the exposure to financial markets.
The Group does not actively engage in the trading of financial assets for speculative purposes nor does it write options. The most significant financial risks to which the Group is exposed are described below.
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24.2 Market risk
The Group's financial instruments expose it to market risks, in particular, currency risk and interest rate risk, resulting from its operating, investing and financing activities:
Foreign currency
The majority of the Group's transactions are in Canadian dollars. Currency risk results from the Group's sales denominated in foreign currency which are primarily in US dollars and purchases which are in US dollars and Euro. The Group is exposed to currency risk due to cash, trade and other receivables, credit facilities and trade and other payables denominated in foreign currencies.
Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are those reported to key management, in US dollars:

	December 31, 2021		December 31, 2020
	Assets	Liabilities	Assets	Liabilities
	$	$	$	$
Bank overdraft	—	—	—	48,880
Trade receivables	10,338,493	—	4,497,469	—
Incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable	—	—	2,860,000	—
Credit facilities	—	—	—	5,842,320
Trade and other payables	—	6,813,836	—	1,079,926
Long term debt - balance of purchase price payable related to the acquisition of dealership rights	—	2,392,734	—	2,882,361
	10,338,493	9,206,570	7,357,469	9,853,487
The impact on comprehensive loss and shareholder's equity of a 10% increase or decrease in foreign currencies on the Group’s financial instruments based on balances at December 31, 2021 would be approximately $120,000 ($250,000 as at December 31, 2020).
Interest rate sensitivity
The Group is exposed to interest rate risk with respect to financial assets and liabilities bearing fixed and variable interest rates. Some long-term debts bear interest at a fixed rate and the Group is, therefore, exposed to the risk of changes in fair value resulting from interest rate fluctuations.
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24.2 Market risk (continued)
Interest rate sensitivity (continued)
The credit facilities, loans on research and development tax credits and subsidies receivable and the term loan bear interest at variable rates and the Group is, therefore, exposed to the cash flow risks resulting from interest rate fluctuations. The Group analyzes its cash flow exposure and interest fluctuations on an ongoing basis.
Based on balances as at December 31, 2021, sensitivity to a plus or minus 1% change in interest rates would affect the profit or loss and equity by $131,000 (approximately $552,000 as at December 31, 2020).
24.3 Credit risk analysis
Credit risk is the risk that a counterparty fails to discharge an obligation to the Group. The Group is exposed to this risk for various financial instruments, for example by granting receivables to customers. The Group’s maximum exposure to credit risk is limited to the carrying amount of financial assets recognized on the consolidated statement of financial position.
The Group continuously monitors defaults of customers and other counterparties, identified either individually or by group, and incorporates this information into its credit risk controls. Where available at reasonable cost, external credit ratings and/or reports on customers and other counterparties are obtained and used. The Group’s policy is to deal only with creditworthy counterparties.
The Group’s management considers that all the financial assets that are not impaired or past due for each of the reporting dates presented are of good credit quality. The Group had never experienced credit losses. Consequently, credit risk is not considered material.
24.4 Liquidity risk analysis
In the normal course of business, the Group enters into contractual obligations that will require the Group to disburse cash over future periods. Liquidity risk is that the Group might be unable to meet its contractual obligations.
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24.4 Liquidity risk analysis (continued)
The Group’s liquidity and operating results may be adversely affected if the Group’s access to the equity market is hindered, whether as a result of a downturn in the economic conditions generally or related to matters specific to the Group. Over the years, the Group generated cash flows from its financing activities and from its sales. The Group mitigates liquidity risk through the implementation of its capital management policy by managing its capital expenditures, forecast, budget and operational cash flows, and by maintaining adequate lines of credit, if needed.
All commitments have been reflected in our consolidated statements of financial position except for purchase obligations, which are included in the table of contractual obligations below.
The following tables set forth the maturity of our contractual obligations (including interest payments where applicable) as at December 31, 2021 and as at December 31, 2020:

	December 31, 2021
	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years
	$	$	$	$	$	$
Loans on research and development tax credits and subsidies receivable(1)	10,564,590	10,564,590	10,564,590	—	—	—
Trade and other payables	33,343,630	33,343,630	33,343,630	—	—	—
Dealership rights	2,392,734	2,392,734	2,392,734	—	—	—
Long-term debt	120,346	123,098	59,266	63,832	—	—
Purchase and other obligations	–	91,585,031	91,585,031	—	—	—
Lease obligations	62,209,317	87,389,875	7,953,283	16,046,201	12,345,355	51,045,036
Total contractual obligations	108,630,617	225,398,958	145,898,534	16,110,033	12,345,355	51,045,036
(1) Represents the amount outstanding under the loans governed by the Finalta Loan Agreement (Note 11.2)
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24.4 Liquidity risk analysis (continued)

	December 31, 2020
	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years
	$	$	$			$
Bank overdraft	91,076	91,076	91,076	—	—	—
Credit facilities	18,209,335	18,209,335	18,209,335	—	—	—
Loans on research and development tax credits and subsidies receivable	10,433,572	10,433,572	10,433,572	—	—	—
Trade and other payables	9,413,387	9,413,387	9,413,387	—	—	—
Long-term debt	26,817,815	27,141,693	27,019,000	104,647	18,046	—
Convertible debt instruments	18,866,890	30,828,063	—	25,244,960	5,583,103	—
Common shares, retractable	25,855,509	25,855,509	—	25,855,509	—	—
Lease obligations	7,719,108	8,437,469	1,814,635	3,611,369	2,784,335	227,130
Total	117,406,692	130,410,104	66,981,005	54,816,485	8,385,484	227,130
24.5 Capital management

The Group’s capital management objectives are to:

•Ensure the Group’s ability to continue as a going concern;
•Provide an adequate return to shareholders;
~~•~~Maintain an optimal capital structure which allows financing options to the Group to complete its projects.
The Group's capital comprises total shareholders' equity, cash/bank overdraft, credit facilities, long-term debt, convertible debt instruments and common shares retractable, as presented on the face of the consolidated statement of financial position.
As part of the management of its capital structure, the Group factors in the economic value of the stock option and restricted share units (Note 15).
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24.5 Capital management (continued)
The Group sets the amount of capital in proportion to its overall financing structure, i.e. equity and financial liabilities. The Group manages the capital structure and makes adjustments to it in the light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares, repurchase shares or sell assets to reduce debt.
The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Group’s management team to sustain the future development of the business.
The amounts managed as capital by the Group for the reporting periods under review are summarized as follows:

	December 31, 2021	December 31, 2020
	$	$
Bank overdraft	—	91,076
Credit facilities	—	18,209,335
Long-term debt	2,513,080	26,817,815
Convertible debt instruments	–	18,866,890
Common shares, retractable	–	25,855,509
Less: Cash	241,702,030	—
Total net indebtedness	(239,188,950)	89,840,625

Shareholders' equity (deficiency)	368,681,834	(95,625,929)
Warrants issued as part of the business combination transaction	75,354,490	—
Total net indebtedness	(239,188,950)	89,840,625
Total capitalization	204,847,374	(5,785,304)

Total net indebtedness to total capitalization ratio	(117)%	(1553)%
As at December 31, 2021, the Company was in compliance with all of its obligations under the terms of its banking agreements (Note 11).
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24.5 Capital management (continued)
Management reviews its capital management approach on an ongoing basis and believes that this approach is appropriate given the relative size of the Group. There were no changes in the Company’s approach to capital management during the years ended December 31, 2021 and 2020.